Income taxes - Income before income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes - U.S.	$ 1,507	$ 319	$ 1,791
Income before income taxes - Non-U.S.	1,247	1,616	1,164
Income before income taxes	$ 2,754	$ 1,935	$ 2,955